Commitments	6 Months Ended
Jun. 30, 2018
Commitments [Abstract]
Commitments
27.	Commitments

Total minimum lease payments, under non-cancellable operating leases, are as follows:

	June 30, 2018	December 31, 2017
Less than one year	12,353	12,783
More than one year and less than five years	16,216	16,877
	28,569	29,660

The operating lease expenses for the period ended June 30, 2018 amounts to R$ 19,205 (R$21,377 for the year ended December 31, 2017).

All agreements that have a clause establishing a fine in the event of breach of contract provide for a penalty of up to three months of rent. If the Company terminated these agreements, the total penalties would be approximately R$2,039 (R$1,228 as of December 31, 2017).